SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Total share based compensation	$ 287	$ 1,612	$ 2,200	[1]	$ 3,385	[1]	$ 270	[1]
Cost of Goods Sold
Total share based compensation	0	0	0		0		0
General and Administrative Expense
Total share based compensation	$ 287	$ 1,612	$ 2,200		$ 3,385		$ 270

[1]	Restated